Goodwill (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes to Carrying Amount of Goodwill	Changes in the carrying amount of goodwill during fiscal year 2013 were as follows:

Balance at March 31, 2012	$34,173
Impairment of goodwill	(34,173)

$—